Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Deferred fee, price per unit (in Dollars per share)	$ 0.35	$ 0.35
Deferred fee	$ 6,037,500	$ 6,037,500
Legal fees	$ 511,413	$ 118,550